Consolidated statements of comprehensive income - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Comprehensive income
Net income/(loss)	SFr (1,626)	SFr 2,666	SFr 3,425
Gains/(losses) on cash flow hedges	(301)	178	100
Foreign currency translation	795	(3,065)	(1,025)
Unrealized gains/(losses) on securities	0	(17)	20
Actuarial gains/(losses)	1,022	(37)	326
Net prior service cost	(91)	(148)	217
Gains/(losses) on liabilities related to credit risk	405	202	(1,860)
Other comprehensive income/(loss), net of tax	1,830	(2,887)	(2,222)
Comprehensive income/(loss)	204	(221)	1,203
Comprehensive income/(loss) attributable to noncontrolling interests	30	(9)	8
Comprehensive income/(loss) attributable to shareholders	174	(212)	1,195
Bank
Comprehensive income
Net income/(loss)	(1,029)	2,514	3,095
Gains/(losses) on cash flow hedges	(300)	177	86
Foreign currency translation	786	(3,014)	(995)
Unrealized gains/(losses) on securities	0	(17)	21
Actuarial gains/(losses)	30	(44)	(24)
Net prior service cost	5	(4)	1
Gains/(losses) on liabilities related to credit risk	387	151	(1,738)
Other comprehensive income/(loss), net of tax	908	(2,751)	(2,649)
Comprehensive income/(loss)	(121)	(237)	446
Comprehensive income/(loss) attributable to noncontrolling interests	(72)	(55)	7
Comprehensive income/(loss) attributable to shareholders	SFr (49)	SFr (182)	SFr 439